AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.0%
Long-Term Municipal Bonds – 95.9%
Arizona – 82.7%
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	$635	$635,653
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034	3,000	3,031,502
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.50%, 07/01/2058(a)	500	462,921
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,000	878,431
4.00%, 11/01/2050	2,000	1,698,835
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057	1,500	1,372,362
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051	1,000	812,384
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b) (c) (d)	300	30,000
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	2,300	2,362,076
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,500	1,614,268
Series 2021 4.00%, 02/01/2038	1,500	1,448,039
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	600	442,109
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2043(b) (c)	1,000	600,000
5.00%, 05/01/2048(b) (c)	1,100	660,000
Arizona Sports & Tourism Authority BAM Series 2022 5.00%, 07/01/2031	2,000	2,201,488

	Principal Amount (000)	U.S. $ Value

Arizona State University Series 2014 5.00%, 08/01/2033	$2,050	$2,063,972
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,058,075
City of Buckeye AZ Series 2015 5.00%, 07/01/2035	3,450	3,532,154
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,666,973
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045	1,500	1,603,956
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	782,037
Series 2019 5.00%, 07/01/2049	2,500	2,593,470
Series 2019-B 4.00%, 07/01/2038	2,200	2,143,406
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	1,250	996,263
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042	5,000	4,825,468
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	893,670
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	925,986
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038	2,500	2,501,928
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037	1,000	1,013,175
5.00%, 07/01/2042	1,250	1,253,096
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 7.00%, 11/15/2057(a)	335	334,088

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034	$1,590	$1,706,671
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,200	1,204,022
Series 2021 4.00%, 02/15/2041	205	171,225
4.00%, 02/15/2046	345	271,868
4.00%, 02/15/2051	580	439,051
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	990	699,678
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2033	1,400	1,458,969
5.00%, 01/01/2035	2,000	2,081,475
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	838,551
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	500	416,259
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	768,173
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(a)	500	436,504
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,700	1,654,371
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036	750	755,736
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)	250	246,310
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2036	1,700	1,816,581
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,563,674

	Principal Amount (000)	U.S. $ Value

Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	$1,000	$1,017,633
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	2,559,677
5.25%, 12/01/2023	650	651,111
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,206,934
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	680,600
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	400	247,249
University of Arizona (The) Series 2014 5.00%, 08/01/2033	1,765	1,778,906

		73,109,013

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	243,151

Delaware – 0.6%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	528,811

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056	200	202,030

Guam – 3.8%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	78,728
Series 2023 5.25%, 10/01/2031	150	151,230
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	310	298,311
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	775,491
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	170	173,377

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2040	$705	$710,196
Series 2022-A 5.00%, 10/01/2044	200	201,111
Territory of Guam Series 2019 5.00%, 11/15/2031	85	86,483
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	858,212

		3,333,139

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	344,938

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	140	104,177
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020-A 3.00%, 11/01/2030	100	92,147

		196,324

Kentucky – 1.1%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	1,000	1,011,466

Louisiana – 0.7%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	500	471,388
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	108,526

		579,914

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	51,043

New York – 1.2%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,050,477

	Principal Amount (000)		U.S. $ Value

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	$300		$246,435
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500		477,711

			724,146

Puerto Rico – 3.0%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	0	**	456
Zero Coupon, 07/01/2033	144		87,377
4.00%, 07/01/2033	103		96,125
4.00%, 07/01/2035	3		2,389
4.00%, 07/01/2037	2		2,007
4.00%, 07/01/2041	3		2,621
4.00%, 07/01/2046	103		85,522
5.625%, 07/01/2027	303		315,900
5.75%, 07/01/2031	3		3,302
Series 2022-C 0.00%, 11/01/2043	19		9,843
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	130		127,989
5.25%, 07/01/2036	130		131,009
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250		256,077
5.00%, 07/01/2035(a)	250		250,699
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100		99,423
NATL Series 2007-V 5.25%, 07/01/2032	150		147,148
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	130		127,888
Series 2022-B
Zero Coupon, 07/01/2032	100		64,250
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b) (c)	310		217,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130		101,546
Series 2019-A 4.329%, 07/01/2040	105		99,441
5.00%, 07/01/2058	480		464,595

			2,692,607

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$165	$151,829

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	282,839

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	225	229,313
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	73,738

		303,051

Total Long-Term Municipal Bonds (cost $91,581,197)		84,804,778

Short-Term Municipal Notes – 1.1%
Arizona – 1.1%
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2019 3.95%, 02/01/2048(e) (cost $1,000,000)	1,000	1,000,000

Total Municipal Obligations (cost $92,581,197)		85,804,778

COMMERCIAL MORTGAGE-BACKED SECURITY – 1.0%
Non-Agency Fixed Rate CMBS – 1.0%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033 (cost $1,079,830)	1,006	916,647

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(f) (g) (h) (cost $523,359)	523,359	523,359

U.S. $ Value

Total Investments – 98.6% (cost $94,184,386)(i)	$87,244,784
Other assets less liabilities – 1.4%	1,216,643

Net Assets – 100.0%	$88,461,427

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	740	01/15/2025	2.565%	CPI#	Maturity	$68,764	$—	$68,764
USD	370	01/15/2025	2.585%	CPI#	Maturity	34,084	—	34,084
USD	370	01/15/2025	2.613%	CPI#	Maturity	33,674	—	33,674
USD	240	01/15/2025	4.028%	CPI#	Maturity	7,866	—	7,866
USD	1,150	01/15/2026	CPI#	3.720%	Maturity	(35,939)	—	(35,939)
USD	1,150	01/15/2027	CPI#	3.320%	Maturity	(49,005)	—	(49,005)
USD	1,150	01/15/2027	CPI#	3.466%	Maturity	(38,682)	(1,057)	(37,625)
USD	900	01/15/2027	CPI#	3.323%	Maturity	(38,187)	—	(38,187)
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	501,619	—	501,619
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	454,009	—	454,009
USD	2,200	01/15/2029	CPI#	3.390%	Maturity	(49,016)	—	(49,016)
USD	1,330	01/15/2029	CPI#	3.735%	Maturity	8,328	—	8,328
USD	640	01/15/2029	CPI#	3.290%	Maturity	(19,475)	—	(19,475)
USD	510	01/15/2030	1.572%	CPI#	Maturity	85,871	—	85,871
USD	510	01/15/2030	1.587%	CPI#	Maturity	85,184	—	85,184
USD	650	01/15/2031	2.782%	CPI#	Maturity	42,776	—	42,776
USD	630	01/15/2031	2.680%	CPI#	Maturity	47,639	—	47,639
USD	540	01/15/2031	2.989%	CPI#	Maturity	24,667	—	24,667
USD	530	01/15/2032	CPI#	3.064%	Maturity	(17,513)	—	(17,513)
USD	490	04/15/2032	CPI#	2.909%	Maturity	(22,467)	—	(22,467)

						$1,124,197	$(1,057)	$1,125,254

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.445%	Annual	$(411,996)	$—	$(411,996)
USD	2,100	04/30/2030	1 Day SOFR	3.369%	Annual	(75,821)	—	(75,821)
USD	1,080	04/30/2030	1 Day SOFR	3.500%	Annual	(29,345)	—	(29,345)
USD	800	04/30/2030	1 Day SOFR	3.075%	Annual	(43,486)	—	(43,486)
USD	1,300	07/31/2030	1 Day SOFR	3.781%	Annual	(9,805)	—	(9,805)
USD	670	04/15/2032	2.444%	1 Day SOFR	Annual	74,600	—	74,600

						$(495,853)	$—	$(495,853)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$185,428	$—	$185,428

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $7,028,040 or 7.9% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of August 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022	$336,463	$30,000	0.03%

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,758,174 and gross unrealized depreciation of investments was $(77,882,947), resulting in net unrealized depreciation of $(6,124,773).

As of August 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Arizona Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$84,804,778	$—	$84,804,778
Short-Term Municipal Notes	—	1,000,000	—	1,000,000
Commercial Mortgage-Backed Securities	—	916,647	—	916,647
Short-Term Investments	523,359	—	—	523,359

Total Investments in Securities	523,359	86,721,425	—	87,244,784
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,394,481	—	1,394,481
Centrally Cleared Interest Rate Swaps	—	74,600	—	74,600
Interest Rate Swaps	—	185,428	—	185,428
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(270,284)	—	(270,284)
Centrally Cleared Interest Rate Swaps	—	(570,453)	—	(570,453)

Total	$523,359	$87,535,197	$—	$88,058,556

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2023 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$366	$3,137	$2,980	$523	$4